Ownership interest - USD ($)	1 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Nov. 30, 2021	Dec. 31, 2020
Dalrada Health [Member]
Ownership interest	51.00%
Dalrada Health [Member] | Partnership Agreement [Member]
Payment to jointventure	$ 500,000
Dalrada Health [Member] | J V Agreement [Member]
Number of shares issued	250,000
Pala Diagnostics [Member]
Principal and interest		$ 210,435		$ 7,334
Pala Diagnostics [Member] | Partnership Agreement [Member]
Related parties			$ 1,000,000
Interest rate			24.00%
Dalrada [Member] | J V Agreement [Member]
Research and development expenses	$ 58,560